Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	7,918,500
Number of Shares, Granted	4,015,796
Number of Shares, Expired	(647,516)
Number of Shares, Canceled or Forfeited	(1,665,323)
Number of Shares, Outstanding ending balance	9,621,457	7,918,500
Number of Shares, Exercisable as of June 30, 2023	2,608,080
Number of Shares, Vested and expected to vest as of June 30, 2023	9,621,457
Weighted Average Exercise Price, Outstanding beginning balance	$ 4.76
Weighted Average Exercise Price, Granted	0.55
Weighted Average Exercise Price, Expired	13.22
Weighted Average Exercise Price, Canceled or Forfeited	2.94
Weighted Average Exercise Price, Outstanding ending balance	2.64	$ 4.76
Weighted Average Exercise Price, Exercisable as of June 30, 2023	5.92
Weighted Average Exercise Price, Vested and expected to vest as of June 30, 2023	$ 2.64
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 5 months 8 days	8 years 4 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable as of June 30, 2023	6 years 6 months 10 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of June 30, 2023	8 years 5 months 8 days
Aggregate Intrinsic Value, Outstanding	$ 2
Aggregate Intrinsic Value, Vested and expected to vest as of June 30, 2023	$ 2